STOCKHOLDERS’ DEFICIT (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Number of options
Beginning Balance, Outstanding	2,000,000	2,000,000	2,000,000
Granted
Canceled / Expired
Exercised
Ending Balance, Outstanding	2,000,000	2,000,000	2,000,000
Weighted Average Exercise Price Per share
Beginning Balance	$ 0.35	$ 0.35	$ 0.35
Granted
Canceled / Expired
Exercised
Ending Balance	$ 0.35	$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (in years) Beginning	5 years 10 months 6 days	6 years 10 months 6 days	7 years 10 months 6 days
Weighted Average Remaining Contractual Life (in years) Outstanding Ending	5 years 1 month 6 days	5 years 10 months 6 days	6 years 10 months 6 days